Summary of Significant Accounting Policies Regulatory Liability Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 34,013	$ 40,290
Regulatory Liability, Noncurrent	$ 586,093	349,319
Regulatory Liability, Amortization Period	12 months
Regulatory Liability, Amortization Period, Low End Of Range	less than one year
Gas Costs Payable [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 14,886	8,054
Regulatory Liability, Noncurrent	$ 4,630	1,021
Regulatory Liability, Amortization Period	12 months
Unrealized Gain On Derivatives [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 1,674	16,624
Regulatory Liability, Noncurrent	1,306	3,265
Decoupling [Domain]
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	322	0
Regulatory Liability, Noncurrent	957	0
Other Regulatory [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	17,131	15,612
Regulatory Liability, Noncurrent	4,965	3,926
Deferred Income Tax Charge [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Noncurrent	213,306	0
Asset Removal Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liability, Noncurrent	$ 360,900	$ 341,107